Financial Instruments by Category - Summary of Financial Assets and Liabilities (Details) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets at amortized cost:
Cash and cash equivalents	$ 1,220,471	$ 984,976	$ 1,000,040	$ 610,016
Financial liabilities at amortized cost:
Debt with related parties	0	44,528
Accounts payable and accrued expenses	322,959	273,731
Lease liabilities	6,244,222	5,245,442	$ 3,430,887	$ 2,600,795
Debt	1,321,455	1,031,970
Financial Assets at Amortized Cost
Financial assets at amortized cost:
Cash and cash equivalents	1,220,471	984,976
Sundry debtors	11,020	19,885
Total	1,231,491	1,004,861
Financial Liabilities at Amortized Cost
Financial liabilities at amortized cost:
Debt with related parties	4,340,452	4,276,058
Accounts payable and accrued expenses	322,959	273,731
Suppliers	7,126,089	5,390,192
Lease liabilities	6,244,222	5,245,442
Debt	1,321,455	1,031,970
Total	$ 19,355,177	$ 16,217,393